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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/01
                                               --------
Check here if Amendment [x]; Amendment Number: 11
                                               --
This Amendment (Check only one.): [ ] is a restatement.
[x] adds new holdings
entries.
Institutional Investment Manager Filing this Report:
Name: NEUMEIER INVESTMENT COUNSEL LLC
      -------------------------------
Address: 26435 CARMEL RANCHO BLVD.
         -------------------------
         CARMEL, CA  93923
--------------------------

Form 13F File Number: 28-4792
                         ----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  PETER NEUMEIER
       ---------------------------------------------------
Title: PRESIDENT
       ---------------------------------------------------
Phone: 831-625-6355
       ---------------------------------------------------
Signature, Place, and Date of Signing:
/s/PETER NEUMEIER        CARMEL, CALIFORNIA        2/14/02
-----------------        ------------------        -------
[Signature]  [City, State] [Date]

Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)



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[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).) [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this
report and a portion are reported by other reporting
manager(s).)
List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]
Form 13F File Number Name
28-4792 NEUMEIER INVESTMENT COUNSEL LLC
   ---- -------------------------------
[Repeat as necessary.]


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Form 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
                                   -

Form 13F Information Table Entry Total: 33
                                        --

Form 13F Information Table Value Total: $209232
(thousands)
List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]
No. Form 13F File Number Name
      28-4792 NEUMEIER INVESTMENT COUNSEL LLC
-----    ---- -------------------------------
[Repeat as necessary.]

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                           FORM 13F INFORMATION TABLE

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COLUMN 1                            COLUMN 2      COLUMN 3   COLUMN 4        COLUMN 5       COL. 6   COLUMN 7        COLUMN 8
------------------------------   --------------  ----------  --------  -------------------  -------  --------  ---------------------
                                                                                                     OTHER
                                                              VALUE    SHARES/   SH/  PUT/  INVSTMT  MANAGERS  VOTING AUTHORITY
NAME OF ISSUER                   TITLE OF CLASS    CUSIP     (x$1000)  PRN AMT   PRN  CALL  DSCRETN  NONE      SOLE    SHARED  NONE
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
Arthur J. Gallagher                   COM        363576109       8422    244200              244200            164700   79500
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Autodesk Inc.                         COM        052769106       4599    123400              123400             87800   35600
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Avnet Inc.                            COM        053807103       6671    242850              242850            163272   79578
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Borders Inc.                          COM        099709107       4363    219900              219900            159900   60000
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Chico's FAS Inc.                      COM        168615102       2445     61600               61600             37000   24600
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Colonial BancGroup Inc.               COM        195493309       7840    556450              556450            371500  184950
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Dal-Tile International Inc.           COM        23426R108       2655    114200              114200             91600   22600
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Dentsply International                COM        249030107       5571    110975              110975             72900   38075
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Doral Financial Corporation           COM        25811P100       8799    281925              281925            193400   88525
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Engelhard Corporation                 COM        292845104      10026    362200              362200            234800  127400
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Furniture Brands International        COM        360921100      10058    314125              314125            211900  102225
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Harman International                  COM        413086109      10947    242725              242725            166000   76725
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Haverty Furniture                     COM        419596101       2481    149900              149900             38200  111700
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ICN Pharmaceuticals Inc.              COM        448924100       4707    140505              140505            100080   40425
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Jacobs Engineering Group              COM        469814107       5904     89450               89450             54900   34550
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John Nuveen Company                   CLA        478035108      10691    199900              199900            141250   58650
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Kemet Corporation                     COM        488360108       3530    198870              198870            148800   50070
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Lone Star Technologies                COM        542312103       1527     86750               86750             68200   18550
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Lubrizol Corp.                        COM        549271104       9230    263050              263050            173700   89350
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Maverick Tube Corp.                   COM        577914104       1775    137100              137100            112000   25100
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Mohawk Industries Inc.                COM        608190104      12419    226300              226300            151650   74650
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Monaco Coach Corp.                    COM        60886R103       2493    114000              114000             82950   31050
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Newfield Exploration                  COM        651290108       7338    206650              206650            166050   40600
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Pittson Brinks Group                  COM        725701106       7888    356950              356950            251600  105350
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Radian Group Inc.                     COM        750236101       5884    137000              137000             96100   40900
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Renaissance RE                        COM        G7496G103       9867    103425              103425             64100   39325
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Silicon Valley Bancshares             COM        827064106      10233    382850              382850            260200  122650
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                           FORM 13F INFORMATION TABLE
------------------------------------------------------------------------------------------------------------------------------------
COLUMN 1                            COLUMN 2      COLUMN 3   COLUMN 4        COLUMN 5       COL. 6   COLUMN 7        COLUMN 8
------------------------------   --------------  ----------  --------  -------------------  -------  --------  ---------------------
                                                                                                     OTHER
                                                              VALUE    SHARES/   SH/  PUT/  INVSTMT  MANAGERS  VOTING AUTHORITY
NAME OF ISSUER                   TITLE OF CLASS    CUSIP     (x$1000)  PRN AMT   PRN  CALL  DSCRETN  NONE      SOLE    SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
St. Francis Capital Corp.             COM        789374105      2906     125650              125650             64300  61350
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Superior Industries                   COM        868168105      7619     189300              189300            109000  80300
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Sybase Inc.                           COM        871130100      2481     157400              157400             83100  74300
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Tidewater Inc.                        COM        886423102      5951     175550              175550            101800  73750
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Triad Guaranty Inc.                   COM        595925105      2325      64100               64100             14000  50100
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Wilmington Trust                      COM        971807102      9587     151425              151425            102100  49325
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